Equity-Accounted Investees - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 06, 2017	Aug. 22, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2010
Disclosure of equity-accounted investees [Line Items]
Carrying value write down due to loss incurred by the entity			$ 171,300,000	$ 170,700,000	[1]
Rusoro Mining Limited [Member]
Disclosure of equity-accounted investees [Line Items]
Carrying value write down due to loss incurred by the entity							$ 0
Fair value of investment based on quoted market price			7,700,000	23,900,000
Unrecognised share of profits			2,000,000	18,700,000		$ 3,600,000
Cumulative share of profits			$ 196,000,000	$ 194,000,000
Pre and post award		$ 967,800,000
Excess of pre and post award		$ 1,200,000,000
Arbitration settlement	$ 1,300,000,000
Accrued interest percentage			9.00%

[1]	As Restated - Refer note 40 for further details.